LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2019 (Note 3)	—	221	127	79	427
Additions	—	54	1	58	113
Acquisition (Note 6)	317	—	7	24	348
Amortization	—	(37)	(17)	(12)	(66)
Balance at December 31, 2019	317	238	118	149	822

Disclosure of maturity analysis of finance lease payments receivable

As at December 31, 2019	Operating Leases (1)	Finance Leases
($ millions)
Less than one year	90	6
One to two years	89	7
Two to three years	89	6
Three to four years	89	4
Four to five years	89	4
More than five years	910	12
Total undiscounted lease payments	1,356	39
Unearned finance income		(4)
Finance lease receivable		35

(1)	Excludes the total undiscounted lessor operating lease payments of $175 million related to assets acquired as part of the Kinder Acquisition as noted above

Disclosure of maturity analysis of operating lease payments

As at December 31, 2019	Operating Leases (1)	Finance Leases
($ millions)
Less than one year	90	6
One to two years	89	7
Two to three years	89	6
Three to four years	89	4
Four to five years	89	4
More than five years	910	12
Total undiscounted lease payments	1,356	39
Unearned finance income		(4)
Finance lease receivable		35

(1)	Excludes the total undiscounted lessor operating lease payments of $175 million related to assets acquired as part of the Kinder Acquisition as noted above